Annual Total Returns [BarChart] - 1290 DoubleLine Dynamic Allocation Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2017	10.12%
Annual Return 2018	(3.94%)
Annual Return 2019	18.36%
Annual Return 2020	13.52%